FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details Narrative) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade receivable	$ 25,671	¥ 186,207	¥ 182,998
Debt to capital ratio	30.88%	30.88%	30.24%
Largest Customer [Member]
IfrsStatementLineItems [Line Items]
Due from related party	$ 17,345	¥ 125,811	¥ 120,090
Five Customer [Member]
IfrsStatementLineItems [Line Items]
Due from related party	$ 19,671	¥ 142,687	¥ 134,930